Share capital and reserves (Details Narrative) - £ / shares	Jun. 11, 2025	Jun. 30, 2025	Dec. 31, 2024
Share Capital And Reserves
Description of stock split	Company’s Issued Ordinary Shares of £0.00005 each into to one Ordinary Share of £0.000001 each and 49 ‘D’ Deferred Shares of £0.000001 each. The ‘D’ Deferred Shares have limited rights and are effectively valueless.
Warrants outstanding		17,415	17,415
Ordinary shares par value	£ 0.000001